Short-Term Loans (Details) $ in Thousands, ¥ in Millions	Oct. 07, 2023 USD ($)	Oct. 07, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Mar. 23, 2022 USD ($)	Mar. 23, 2022 CNY (¥)	Mar. 16, 2022 USD ($)	Mar. 16, 2022 CNY (¥)	Mar. 04, 2022 USD ($)	Mar. 04, 2022 CNY (¥)	Mar. 29, 2021 USD ($)	Mar. 29, 2021 CNY (¥)
Short-Term Loans [Line Items]
Short term debt	$ 420	¥ 3.0	$ 720	¥ 5.0	$ 720	¥ 5.0	$ 670	¥ 4.5	$ 300	¥ 2.0	$ 750	¥ 5.0	$ 710	¥ 4.5
Annual interest rate			3.70%	3.70%	3.40%	3.40%	4.45%	4.45%	5.13%	5.13%	4.00%	4.00%	4.45%	4.45%
Maturity date of the loan			Feb. 27, 2024	Feb. 27, 2024	Jan. 30, 2024	Jan. 30, 2024	Mar. 22, 2023	Mar. 22, 2023	Apr. 01, 2022	Apr. 01, 2022	Mar. 03, 2023	Mar. 03, 2023	Mar. 28, 2022	Mar. 28, 2022